Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events On January 23, 2014, the board of directors declared a $0.25 per share dividend to shareholders of record as of February 7, 2014, which was paid on February 14, 2014.